Annual Total Returns- Transamerica MLP Energy Income (Class I2) [BarChart] - Class I2 - Transamerica MLP Energy Income - I2	2014	2015	2016	2017	2018	2019	2020
Total	3.78%	(36.97%)	30.30%	(0.11%)	(15.22%)	15.80%	(11.23%)